Prepayments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Prepayments [Abstract]
Prepaid expenses with operators	[1]	R$ 0	R$ 16,458
Software license		3,912	2,172
Insurance		4,061	3,763
Other		603	796
Total		8,576	23,189
Current		6,369	20,918
Non-current		R$ 2,207	R$ 2,271

[1]	Refers to an advance payment to Oi S.A. (Brazilian telecommunications company) related to SMS service agreement signed in June 2021. This contract was ended in March 2022, and the cost of this service was recognized in the consolidated statements of profit or loss.